UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               FORM N-CSRS

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-03595

Name of Fund:  BlackRock Healthcare Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
       Officer, BlackRock Healthcare Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 04/30/2008

Date of reporting period: 05/01/2007 - 10/31/2007

Item 1 - Report to Stockholders


EQUITIES   FIXED INCOME   REAL ESTATE   LIQUIDITY   ALTERNATIVES
BLACKROCK SOLUTIONS


BlackRock Healthcare Fund, Inc.


SEMI-ANNUAL REPORT
OCTOBER 31, 2007    (UNAUDITED)


(BLACKROCK logo)


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus.
Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



BlackRock Healthcare Fund, Inc.
P.O. Box 9011
Princeton, NJ 08543-9011



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Table of Contents


                                                               Page

A Letter to Shareholders                                          3
Semi-Annual Report:
Fund Summary                                                      4
About Fund Performance                                            6
Disclosure of Expenses                                            6
Portfolio Summary                                                 7
Financial Statements:
   Schedule of Investments                                        8
   Statement of Assets and Liabilities                           10
   Statement of Operations                                       11
   Statements of Changes in Net Assets                           12
Financial Highlights                                             13
Notes to Financial Statements                                    18
Officers and Directors                                           24
Proxy Results                                                    24
BlackRock Fund Information                                       25
Mutual Fund Family                                               27



BLACKROCK HEALTHCARE FUND, INC.                                OCTOBER 31, 2007



A Letter to Shareholders


Dear Shareholder


The October reporting period was fairly tumultuous for financial markets, but culminated in positive performance for most major benchmarks:


Total Returns as of October 31, 2007                                               6-month       12-month
U.S. equities (S&P 500 Index)                                                       +5.49%        +14.56%
Small cap U.S. equities (Russell 2000 Index)                                        +2.25%        + 9.27%
International equities (MSCI Europe, Australasia, Far East Index)                   +8.19%        +24.91%
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                            +2.68%        + 5.38%
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                      +1.30%        + 2.91%
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)    -0.07%        + 6.89%

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.


Subprime mortgage woes dominated headlines for much of 2007, but intensified in the summer and fall, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (the "Fed") and other countries' central banks stepped in to inject liquidity into the markets and bolster investor confidence. The Fed cut the federal funds rate by 0.50% in September and another 0.25% on the final day of the reporting period, bringing its target rate to 4.50%. In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling. By period-end, the Fed had cited the risks between slower economic growth and faster inflation as equally balanced.

Amid the volatility throughout the past year, equity markets have displayed surprising resilience. Most recently, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets. Still, market fundamentals have held firm, dividend payouts and share buybacks have continued to grow, and valuations remain attractive. These tailwinds generally have prevailed over the headwinds created by the slowing U.S. economy, troubled housing market and, recently, a more difficult corporate earnings backdrop. International markets fared even better than U.S. equities, benefiting from robust M&A activity and generally stronger economies.

In fixed income markets, mixed economic signals and the credit woes resulted in a flight to quality. At the height of the uncertainty, investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.48% by period-end, while prices correspondingly rose. The tax-exempt bond market has been challenged by a combination of record-setting supply year-to-date, economic uncertainty and concerns around the credit worthiness of bond insurers. This has brought municipal bond prices to relatively attractive levels and, as such, demand generally has remained firm.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight and commentary from BlackRock investment professionals, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.


Sincerely,


/s/ Robert C. Doll, Jr.
-----------------------
Robert C. Doll, Jr.
Vice Chairman, BlackRock, Inc.


THIS PAGE NOT PART OF YOUR FUND REPORT



Fund Summary


Portfolio Management Commentary


   How did the Fund perform?

* The Fund outperformed its broad-market benchmark, the S&P 500 Index, and the Russell 3000 Healthcare Index for the period.

* Over the past six months, U.S. stocks posted a positive total return, but encountered significant volatility amid a credit and liquidity crisis brought on by the housing market recession and subprime mortgage collapse. The health care sector was largely insulated from these economic developments and, as such, outperformed the broader market.


   What factors influenced performance?

* The Fund benefited from good stock selection and favorable subsector weightings. Medical devices and biotechnology led health care sector performance, while pharmaceuticals lagged. Within the portfolio, especially strong performance was achieved by Hologic, Inc., a leader in digital mammography; Intuitive Surgical, Inc., the leader in robotic surgery; and Celgene Corp., a pioneer in cancer treatment.


   Describe recent portfolio activity.

* Our portfolio strategy was consistent throughout the six-month period. We continued to emphasize biotechnology for the upside potential we believe this subsector offers. This was balanced with exposure to pharmaceuticals and HMOs, as these groups offer downside support. Within this more defensive component of the portfolio, we shifted our emphasis from medical devices to HMOs during the six-month period.

* Among the more important changes during the period were increases in holdings of Merck & Co., Inc., a world-leading research-based pharmaceutical company, and Hologic, as that company's digital mammography device rapidly increased its market penetration and share. To fund these additions, we reduced our position in MGI Pharma, Inc. based on concerns that the company's new product pipeline may not be able to sustain the excellent growth provided by its anti-emetic, Aloxi.


   Describe the Fund's positioning at period-end.

* At period-end, the Fund's largest absolute weighting was in health care equipment and supplies, followed by pharmaceuticals and biotechnology.

* From a market capitalization perspective, 60% of the portfolio was invested in large cap stocks, 26% in mid cap stocks and 14% in small cap stocks. This is in line with our positioning at the start of the period.

* U.S. companies accounted for 84% of the Fund's net assets at period-end, which represents an increase from a historical perspective. This was influenced by the weaker U.S. dollar and our expectation for a continuance of this trend, as earnings from foreign subsidiaries provide a positive impact on U.S. earnings growth.



Total Return Based on a $10,000 Investment


A line graph illustrating the growth of a $10,000 investment in Institutional Shares*++ and Investor A Shares*++ compared to a similar investment in S&P 500 (R) Index++++. Values illustrated are as follows:


Institutional Shares*++

Date                                             Value

October 1997                                   $10,000.00
October 1998                                   $11,608.00
October 1999                                   $12,989.00
October 2000                                   $20,611.00
October 2001                                   $19,382.00
October 2002                                   $16,347.00
October 2003                                   $18,538.00
October 2004                                   $18,995.00
October 2005                                   $23,369.00
October 2006                                   $24,043.00
October 2007                                   $30,262.00


Investor A Shares*++

Date                                             Value

October 1997                                   $ 9,475.00
October 1998                                   $10,955.00
October 1999                                   $12,228.00
October 2000                                   $19,367.00
October 2001                                   $18,167.00
October 2002                                   $15,275.00
October 2003                                   $17,292.00
October 2004                                   $17,660.00
October 2005                                   $21,682.00
October 2006                                   $22,238.00
October 2007                                   $27,941.00



S&P 500 (R) Index++++
Date                                             Value

October 1997                                   $10,000.00
October 1998                                   $12,199.00
October 1999                                   $15,331.00
October 2000                                   $16,264.00
October 2001                                   $12,214.00
October 2002                                   $10,369.00
October 2003                                   $12,526.00
October 2004                                   $13,706.00
October 2005                                   $14,901.00
October 2006                                   $17,336.00
October 2007                                   $19,860.00


   * Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

  ++ The Fund invests worldwide primarily in equity securities of companies that, in the opinion of management, derive or are expected to derive a substantial portion of their sales from products or services in health care.

++++ This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a trademark of the McGraw-Hill Companies.



BLACKROCK HEALTHCARE FUND, INC.                                OCTOBER 31, 2007



Performance Summary for the Period Ended October 31, 2007

Average Annual Total Returns*
                                                       1 Year                 5 Years                       10 Years

                                 6-Month       w/o sales   w/sales     w/o sales      w/sales       w/o sales       w/sales
                              Total Returns      charge     charge       charge        charge         charge         charge
Institutional                     +12.16%        +25.87%      --         +13.11%         --           +11.71%          --
Investor A                        +11.91         +25.65     +19.05%      +12.84        +11.63%        +11.42         +10.82%
Investor B                        +11.54         +24.46     +19.96       +11.93        +11.67         +10.73         +10.73
Investor C                        +11.65         +24.62     +23.62       +11.99        +11.99         +10.55         +10.55
Class R                           +11.81         +25.27       --         +12.66          --           +11.21           --
S&P 500 Index                     + 5.49         +14.56       --         +13.88          --           + 7.10           --
Russell 3000 Healthcare Index**   + 2.47         +11.24       --         + 9.92          --           + 8.15           --

 * Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.

** The Russell 3000 Healthcare Index is an unmanaged index containing companies involved in medical services or healthcare in the Russell 3000.

   Past performance is not indicative of future results.



Expense Example
                                                 Actual                                         Hypothetical**

                            Beginning            Ending          Expenses        Beginning          Ending          Expenses
                          Account Value      Account Value     Paid During     Account Value    Account Value     Paid During
                           May 1, 2007      October 31, 2007   the Period*      May 1, 2007    October 31, 2007   the Period*
Institutional                 $1,000           $1,121.60          $ 6.84           $1,000         $1,018.75          $ 6.51
Investor A                    $1,000           $1,119.10          $ 8.07           $1,000         $1,017.59          $ 7.68
Investor B                    $1,000           $1,115.40          $12.69           $1,000         $1,013.20          $12.08
Investor C                    $1,000           $1,116.50          $12.54           $1,000         $1,013.35          $11.93
Class R                       $1,000           $1,118.10          $10.73           $1,000         $1,015.07          $10.21

 * For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.28% for
   Institutional, 1.51% for Investor A, 2.38% for Investor B, 2.35% for Investor C and 2.01% for Class R),
   multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

   See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.



Fund Profile as of October 31, 2007


                                                       Percent of
Ten Largest Holdings                                   Net Assets

Hologic, Inc.                                              7.1%
Bayer AG                                                   4.9
SonoSite, Inc.                                             4.9
Medco Health Solutions, Inc.                               4.9
Baxter International, Inc.                                 4.8
Bristol-Myers Squibb Co.                                   4.4
Abbott Laboratories                                        4.1
Thermo Fisher Scientific, Inc.                             3.9
Celgene Corp.                                              3.6
Progenics Pharmaceuticals, Inc.                            3.5



                                                       Percent of
Five Largest Industries                                Net Assets

Health Care Equipment & Supplies                          24.5%
Pharmaceuticals                                           21.7
Biotechnology                                             17.2
Health Care Providers & Services                          13.0
Life Science Tools & Services                              6.9

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.



BLACKROCK HEALTHCARE FUND, INC.                                OCTOBER 31, 2007



About Fund Performance


* Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

* Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

* Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

* Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of the Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance data does not reflect this potential fee. Figures shown in each of the performance tables on pages 4 and 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Disclosure of Expenses


Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 5 (which is based on a hypothetical investment of $1,000 invested on May 1, 2007 and held through October 31, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.



BLACKROCK HEALTHCARE FUND, INC.                                OCTOBER 31, 2007



Portfolio Summary


As of October 31, 2007


                                                       Percent of
                                                       Long-Term
Sector Representation                                 Investments

Health Care                                               91.1%
Materials                                                  4.9
Consumer Staples                                           2.7
Information Technology                                     1.3

  For Fund compliance purposes, the Fund's sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.



BLACKROCK HEALTHCARE FUND, INC.                                OCTOBER 31, 2007



Schedule of Investments as of October 31, 2007 (Unaudited)    (in U.S. dollars)


Common Stocks                                          Shares          Value

Biotechnology--17.2%

Amgen, Inc. (a)                                        12,100     $     703,131
Arena Pharmaceuticals, Inc. (a)                        71,600           688,076
Ark Therapeutics Group Plc (a)                        400,000           965,412
Celgene Corp. (a)                                     261,000        17,226,000
Cytori Therapeutics, Inc. (a)                         200,000         1,188,000
Genentech, Inc. (a)                                    77,500         5,745,075
Genzyme Corp. (a)                                      32,000         2,431,040
Gilead Sciences, Inc. (a)                             249,800        11,538,262
ImClone Systems, Inc. (a)                              10,100           435,815
Isis Pharmaceuticals, Inc. (a)                        129,700         2,285,314
Lexicon Genetics, Inc. (a)                            514,300         1,856,623
Novacea, Inc. (a)                                     120,000           926,400
Omrix Biopharmaceuticals, Inc. (a)(f)                 125,369         4,367,856
Onyx Pharmaceuticals, Inc. (a)                        110,000         5,138,100
Pharmion Corp. (a)                                    112,000         5,389,440
Progenics Pharmaceuticals, Inc. (a)                   706,700        16,367,172
Regeneron Pharmaceuticals, Inc. (a)                    24,000           528,000
Sangamo Biosciences, Inc. (a)                         137,809         2,616,993
Seattle Genetics, Inc. (a)(f)                         102,000         1,225,020
Speedel Holding AG (a)                                  2,500           327,823
Vertex Pharmaceuticals, Inc. (a)                       45,000         1,455,300
Vical, Inc. (a)                                       120,000           618,000
                                                                  -------------
                                                                     84,022,852

Chemicals--4.8%

Bayer AG                                              280,000        23,374,972

Food & Staples Retailing--2.6%

CVS/Caremark Corp.                                    300,000        12,531,000

Health Care Equipment & Supplies--24.5%

Alsius Corp. (a)                                      250,000           937,500
AngioDynamics, Inc. (a)                                50,000         1,000,000
Baxter International, Inc.                            379,400        22,767,794
Gen-Probe, Inc. (a)                                    49,500         3,465,990
Hansen Medical, Inc. (a)(f)                           221,600         8,613,592
Hologic, Inc. (a)(f)                                  491,900        33,414,767
Masimo Corp. (a)                                      111,000         3,798,420
SonoSite, Inc. (a)(f)                                 659,500        23,207,805
Stryker Corp. (f)                                     113,000         8,023,000
Thoratec Corp. (a)                                    100,000         1,997,000
Trans1, Inc (a)                                        78,800         1,970,000
Volcano Corp. (a)                                     403,900         6,902,651
William Demant Holding (a)                             35,575         3,277,129
                                                                  -------------
                                                                    119,375,648

Health Care Providers & Services--13.0%

Aetna, Inc.                                           120,000         6,740,400
Athenahealth, Inc. (a)                                  5,400           206,442
Cardinal Health, Inc.                                  21,000         1,428,630
Express Scripts, Inc. (a)                             179,600        11,332,760
Genoptix, Inc. (a)                                    100,900         2,492,230
Health Net, Inc. (a)                                  100,000         5,361,000
Medco Health Solutions, Inc. (a)                      245,400        23,160,852
UnitedHealth Group, Inc.                              100,000         4,915,000
WellPoint, Inc. (a)                                   100,000         7,923,000
                                                                  -------------
                                                                     63,560,314



Common Stocks                                          Shares          Value

Health Care Technology--5.2%

Cerner Corp. (a)(f)                                   264,200     $  15,735,752
HLTH Corp. (a)(f)                                     689,500         9,728,845
                                                                  -------------
                                                                     25,464,597

Internet Software & Services--1.2%

WebMD Health Corp. Class A (a)(f)                     133,161         6,121,411
Life Sciences Tools & Services--6.9%
Covance, Inc. (a)(f)                                  129,500        10,683,750
Exelixis, Inc. (a)(f)                                 281,500         3,096,500
Thermo Fisher Scientific, Inc. (a)                    314,600        18,501,626
WuXi PharmaTech Cayman, Inc. (a)(b)                    39,400         1,516,506
                                                                  -------------
                                                                     33,798,382

Pharmaceuticals--21.7%

Abbott Laboratories                                   357,500        19,526,650
Bristol-Myers Squibb Co.                              690,000        20,693,100
Eurand NV (a)                                         120,000         1,650,000
Forest Laboratories, Inc. (a)                          62,000         2,422,340
Intercell AG (a)                                      100,000         4,161,638
MGI Pharma, Inc. (a)(f)                                44,400         1,446,552
Merck & Co., Inc.                                     200,000        11,652,000
Pozen, Inc. (a)(f)                                     60,000           561,600
Roche Holding AG                                       30,000         5,124,095
Schering-Plough Corp.                                 250,000         7,630,000
Shire Pharmaceuticals Plc (b)                          72,000         5,410,800
Shire Plc                                             370,000         9,267,835
Sun Pharmaceuticals Industries Ltd.                   440,000        11,889,180
United Laboratories Ltd. (a)                        5,572,100         4,277,797
                                                                  -------------
                                                                    105,713,587

Total Common Stocks (Cost--$357,271,980)--97.1%                     473,962,763



                                                   Beneficial
Short-Term Securities                                Interest

BlackRock Liquidity Series, LLC
   Cash Sweep Series,
   4.96% (c)(d)                                   $ 4,549,087         4,549,087
BlackRock Liquidity Series, LLC
   Money Market Series,
   5.04% (c)(d)(e)                                 97,664,700        97,664,700

Total Short-Term Securities
(Cost--$102,213,787)--21.0%                                         102,213,787

Total Investments (Cost--$459,485,767*)--118.1%                     576,176,550
Liabilities in Excess of Other Assets--(18.1%)                     (88,358,030)
                                                                  -------------
Net Assets--100.0%                                                $ 487,818,520
                                                                  =============



BLACKROCK HEALTHCARE FUND, INC.                                OCTOBER 31, 2007



Schedule of Investments (concluded)


  * The cost and unrealized appreciation (depreciation) of investments as of October 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $    461,925,111
                                                   ================
    Gross unrealized appreciation                  $    117,529,017
    Gross unrealized depreciation                       (3,277,578)
                                                   ----------------
    Net unrealized appreciation                    $    114,251,439
                                                   ================

(a) Non-income producing security.

(b) Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    BlackRock Liquidity Series, LLC
       Cash Sweep Series                     $ (5,540,792)         $297,431
    BlackRock Liquidity Series, LLC
       Money Market Series                   $(69,807,700)         $209,822


(d) Represents the current yield as of October 31, 2007.

(e) Security was purchased with the cash proceeds from securities loans.

(f) Security, or a portion of security, is on loan.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

    See Notes to Financial Statements.



BLACKROCK HEALTHCARE FUND, INC.                                OCTOBER 31, 2007


Statement of Assets and Liabilities

As of October 31, 2007 (Unaudited)
Assets

Investments in unaffiliated securities, at value (including securities
loaned of $95,652,867) (identified cost--$357,271,980)                                                            $   473,962,763
Investments in affiliated securities, at value (identified cost--$102,213,787)                                        102,213,787
Cash                                                                                                                       35,763
Foreign cash (cost--$25,291)                                                                                               25,828
Receivables:
  Securities sold                                                                              $    17,764,546
  Capital shares sold                                                                                1,068,073
  Dividends                                                                                            625,811
  Securities lending                                                                                    42,610         19,501,040
                                                                                               ---------------
Prepaid expenses and other assets                                                                                          34,678
                                                                                                                  ---------------
Total assets                                                                                                          595,773,859
                                                                                                                  ---------------

Liabilities

Collateral on securities loaned, at value                                                                          $   97,664,700
Deferred foreign capital gains tax                                                                                         17,016
Payables:
  Securities purchased                                                                               8,217,637
  Capital shares redeemed                                                                            1,179,121
  Investment adviser                                                                                   405,065
  Distributor                                                                                          123,730
  Other affiliates                                                                                     144,382         10,069,935
                                                                                               ---------------
Accrued expenses and other liabilities                                                                                    203,688
                                                                                                                  ---------------
Total liabilities                                                                                                     107,955,339
                                                                                                                  ---------------

Net Assets

Net assets                                                                                                        $   487,818,520
                                                                                                                  ===============

Net Assets Consist of

Accumulated investment loss--net                                                                                  $   (2,254,495)
Undistributed realized capital gains--net                                                                              32,408,634
Unrealized appreciation--net                                                                                          116,694,116
                                                                                                                  ---------------
Total accumulated earnings--net                                                                                       146,848,255
Institutional Shares of Common Stock, $.10 par value, 200,000,000 shares authorized                                     2,147,793
Investor A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized                                        2,757,905
Investor B Shares of Common Stock, $.10 par value, 250,000,000 shares authorized                                        1,400,912
Investor C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized                                        1,745,320
Class R Shares of Common Stock, $.10 par value, 250,000,000 shares authorized                                             194,637
Paid-in capital in excess of par                                                                                      332,723,698
                                                                                                                  ---------------
Net Assets                                                                                                        $   487,818,520
                                                                                                                  ===============

Net Asset Value

Institutional--Based on net assets of $157,922,524 and 21,477,930 shares outstanding                              $          7.35
                                                                                                                  ===============
Investor A--Based on net assets of $182,075,542 and 27,579,053 shares outstanding                                 $          6.60
                                                                                                                  ===============
Investor B--Based on net assets of $62,050,044 and 14,009,122 shares outstanding                                  $          4.43
                                                                                                                  ===============
Investor C--Based on net assets of $76,938,741 and 17,453,199 shares outstanding                                  $          4.41
                                                                                                                  ===============
Class R--Based on net assets of $8,831,669 and 1,946,371 shares outstanding                                       $          4.54
                                                                                                                  ===============

See Notes to Financial Statements.



BLACKROCK HEALTHCARE FUND, INC.                                OCTOBER 31, 2007


Statement of Operations

For the Six Months Ended October 31, 2007 (Unaudited)
Investment Income

Dividends (net of $35,328 foreign withholding tax)                                                                $     1,098,903
Interest from affiliates                                                                                                  297,431
Securities lending--net                                                                                                   209,822
                                                                                                                  ---------------
Total income                                                                                                            1,606,156
                                                                                                                  ---------------

Expenses

Investment advisory fees                                                                                          $     2,264,603
Service and distribution fees--Investor C                                                                                 351,640
Service and distribution fees--Investor B                                                                                 313,324
Service fees--Investor A                                                                                                  207,003
Transfer agent fees--Institutional                                                                                        119,670
Transfer agent fees--Investor A                                                                                           112,080
Accounting services                                                                                                        87,343
Transfer agent fees--Investor B                                                                                            80,743
Transfer agent fees--Investor C                                                                                            79,377
Custodian fees                                                                                                             42,899
Professional fees                                                                                                          38,128
Printing and shareholder reports                                                                                           37,597
Registration fees                                                                                                          35,754
Directors' fees and expenses                                                                                               19,724
Service and distribution fees--Class R                                                                                     17,861
Transfer agent fees--Class R                                                                                               13,887
Pricing fees                                                                                                                2,428
Other                                                                                                                      16,720
                                                                                                                  ---------------
Total expenses                                                                                                          3,840,781
                                                                                                                  ---------------
Investment loss--net                                                                                                  (2,234,625)
                                                                                                                  ---------------

Realized and Unrealized Gain (Loss)--Net

Realized gain (loss) on:
   Investments--net (including $16,293 foreign capital gain tax)                                                       34,899,227
   Foreign currency transactions--net                                                                                    (71,073)
                                                                                                                  ---------------
Total realized gain--net                                                                                               34,828,154
                                                                                                                  ---------------
Change in unrealized appreciation/depreciation on:
   Investments--net (including $46,633 foreign capital gain credit)                                                    19,261,000
   Foreign currency transactions--net                                                                                      11,230
                                                                                                                  ---------------
Total change in unrealized appreciation/depreciation--net                                                              19,272,230
Total realized and unrealized gain--net                                                                                54,100,384
                                                                                                                  ---------------
Net Increase in Net Assets Resulting from Operations                                                              $    51,865,759
                                                                                                                  ===============

See Notes to Financial Statements.



BLACKROCK HEALTHCARE FUND, INC.                                OCTOBER 31, 2007


Statements of Changes in Net Assets

                                                                                                    For the           For the
                                                                                                Six Months Ended     Year Ended
                                                                                                October 31, 2007     April 30,
Increase (Decrease) in Net Assets:                                                                (Unaudited)           2007
Operations

Investment loss--net                                                                           $   (2,234,625)    $   (5,028,576)
Realized gain--net                                                                                  34,828,154         47,928,471
Change in unrealized appreciation/depreciation--net                                                 19,272,230        (1,892,152)
                                                                                               ---------------    ---------------
Net increase in net assets resulting from operations                                                51,865,759         41,007,743
                                                                                               ---------------    ---------------

Distributions to Shareholders

Realized gain--net:
   Institutional                                                                                  (10,905,864)       (18,041,102)
   Investor A                                                                                     (12,989,379)       (21,510,564)
   Investor B                                                                                      (6,557,008)       (16,162,029)
   Investor C                                                                                      (7,448,812)       (13,564,480)
   Class R                                                                                           (739,572)          (871,195)
                                                                                               ---------------    ---------------
Net decrease in net assets resulting from distributions to shareholders                           (38,640,635)       (70,149,370)
                                                                                               ---------------    ---------------

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions                       22,472,072       (46,379,248)
                                                                                               ---------------    ---------------

Net Assets

Total increase (decrease) in net assets                                                             35,697,196       (75,520,875)
Beginning of period                                                                                452,121,324        527,642,199
                                                                                               ---------------    ---------------
End of period*                                                                                 $   487,818,520    $   452,121,324
                                                                                               ===============    ===============
   * Accumulated investment loss--net                                                          $   (2,254,495)    $      (19,870)
                                                                                               ===============    ===============

     See Notes to Financial Statements.



BLACKROCK HEALTHCARE FUND, INC.                                OCTOBER 31, 2007


Financial Highlights

                                                                                   Institutional

                                                  For the
The following per share data and ratios       Six Months Ended
have been derived from information            October 31, 2007                    For the Year Ended April 30,
provided in the financial statements.           (Unaudited)       2007          2006          2005          2004         2003
Per Share Operating Performance

Net asset value, beginning of period            $      7.08   $      7.29   $      6.55   $      6.87   $      5.59   $      6.66
                                                -----------   -----------   -----------   -----------   -----------   -----------
Investment loss--net**                                (.02)         (.04)         (.05)         (.06)         (.05)         (.04)
Realized and unrealized gain (loss)--net                .82           .67          1.27           .11          1.33        (1.03)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Total from investment operations                        .80           .63          1.22           .05          1.28        (1.07)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Less distributions from realized gain--net            (.53)         (.84)         (.48)         (.37)            --            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, end of period                  $      7.35   $      7.08   $      7.29   $      6.55   $      6.87   $      5.59
                                                ===========   ===========   ===========   ===========   ===========   ===========

Total Investment Return*

Based on net asset value per share              12.16%+++++        10.62%      18.70%++          .99%        22.90%      (16.07%)
                                                ===========   ===========   ===========   ===========   ===========   ===========

Ratios to Average Net Assets

Expenses                                           1.28%+++         1.33%         1.30%         1.33%         1.29%         1.33%
                                                ===========   ===========   ===========   ===========   ===========   ===========
Investment loss--net                              (.57%)+++        (.64%)        (.75%)        (.88%)        (.75%)        (.79%)
                                                ===========   ===========   ===========   ===========   ===========   ===========

Supplemental Data

Net assets, end of period (in thousands)        $   157,923   $   147,755   $   159,116   $   146,922   $   275,570   $   244,217
                                                ===========   ===========   ===========   ===========   ===========   ===========
Portfolio turnover                                      79%          152%          120%          127%          141%          128%
                                                ===========   ===========   ===========   ===========   ===========   ===========

          * Total investment returns exclude the effect of any sales charges.

         ** Based on average shares outstanding.

         ++ In 2006, there was no impact to the Fund's total investment return as a result of a payment by
            Merrill Lynch Investment Managers, L.P. (an affiliate).

        +++ Annualized.

      +++++ Aggregate total investment return.

            See Notes to Financial Statements.



BLACKROCK HEALTHCARE FUND, INC.                                OCTOBER 31, 2007


Financial Highlights (continued)

                                                                                     Investor A

                                                  For the
The following per share data and ratios       Six Months Ended
have been derived from information            October 31, 2007                    For the Year Ended April 30,
provided in the financial statements.           (Unaudited)       2007          2006          2005          2004         2003
Per Share Operating Performance

Net asset value, beginning of period            $      6.41   $      6.69   $      6.04   $      6.38   $      5.21   $      6.23
                                                -----------   -----------   -----------   -----------   -----------   -----------
Investment loss--net**                                (.02)         (.05)         (.07)         (.07)         (.06)         (.05)
Realized and unrealized gain (loss)--net                .73           .61          1.19           .10          1.23         (.97)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Total from investment operations                        .71           .56          1.12           .03          1.17        (1.02)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Less distributions from realized gain--net            (.52)         (.84)         (.47)         (.37)            --            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, end of period                  $      6.60   $      6.41   $      6.69   $      6.04   $      6.38   $      5.21
                                                ===========   ===========   ===========   ===========   ===========   ===========

Total Investment Return*

Based on net asset value per share              11.91%+++++        10.43%      18.61%++          .74%        22.46%      (16.37%)
                                                ===========   ===========   ===========   ===========   ===========   ===========

Ratios to Average Net Assets

Expenses                                           1.51%+++         1.57%         1.55%         1.58%         1.55%         1.58%
                                                ===========   ===========   ===========   ===========   ===========   ===========
Investment loss--net                              (.80%)+++        (.89%)         (99%)       (1.13%)       (1.00%)       (1.04%)
                                                ===========   ===========   ===========   ===========   ===========   ===========

Supplemental Data

Net assets, end of period (in thousands)        $   182,076   $   160,652   $   172,585   $   142,774   $   160,443   $   119,375
                                                ===========   ===========   ===========   ===========   ===========   ===========
Portfolio turnover                                      79%          152%          120%          127%          141%          128%
                                                ===========   ===========   ===========   ===========   ===========   ===========

          * Total investment returns exclude the effects of sales charges.

         ** Based on average shares outstanding.

         ++ In 2006, there was no impact to the Fund's total investment return as a result of a payment by
            Merrill Lynch Investment Managers, L.P. (an affiliate).

        +++ Annualized.

      +++++ Aggregate total investment return.

            See Notes to Financial Statements.



BLACKROCK HEALTHCARE FUND, INC.                                OCTOBER 31, 2007


Financial Highlights (continued)

                                                                                     Investor B

                                                  For the
The following per share data and ratios       Six Months Ended
have been derived from information            October 31, 2007                    For the Year Ended April 30,
provided in the financial statements.           (Unaudited)       2007          2006          2005          2004         2003
Per Share Operating Performance

Net asset value, beginning of period            $      4.44   $      4.93   $      4.57   $      4.96   $      4.08   $      4.91
                                                -----------   -----------   -----------   -----------   -----------   -----------
Investment loss--net**                                (.04)         (.07)         (.09)         (.09)         (.08)         (.08)
Realized and unrealized gain (loss)--net                .50           .41           .89           .07           .96         (.75)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Total from investment operations                        .46           .34           .80         (.02)           .88         (.83)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Less distributions from realized gain--net            (.47)         (.83)         (.44)         (.37)            --            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, end of period                  $      4.43   $      4.44   $      4.93   $      4.57   $      4.96   $      4.08
                                                ===========   ===========   ===========   ===========   ===========   ===========

Total Investment Return*

Based on net asset value per share              11.54%+++++         9.41%      17.64%++        (.09%)        21.57%      (16.90%)
                                                ===========   ===========   ===========   ===========   ===========   ===========

Ratios to Average Net Assets

Expenses                                           2.38%+++         2.36%         2.33%         2.36%         2.32%         2.36%
                                                ===========   ===========   ===========   ===========   ===========   ===========
Investment loss--net                             (1.67%)+++       (1.67%)       (1.79%)       (1.91%)       (1.78%)       (1.83%)
                                                ===========   ===========   ===========   ===========   ===========   ===========

Supplemental Data

Net assets, end of period (in thousands)        $    62,050   $    68,034   $   105,503   $   117,482   $   177,952   $   194,543
                                                ===========   ===========   ===========   ===========   ===========   ===========
Portfolio turnover                                      79%          152%          120%          127%          141%          128%
                                                ===========   ===========   ===========   ===========   ===========   ===========

          * Total investment returns exclude the effects of sales charges.

         ** Based on average shares outstanding.

         ++ In 2006, approximately .23% of the Fund's total investment return was attributable to a payment by
            Merrill Lynch Investment Managers, L.P. (an affiliate).

        +++ Annualized.

      +++++ Aggregate total investment return.

            See Notes to Financial Statements.



BLACKROCK HEALTHCARE FUND, INC.                                OCTOBER 31, 2007


Financial Highlights (continued)

                                                                                     Investor C

                                                  For the
The following per share data and ratios       Six Months Ended
have been derived from information            October 31, 2007                    For the Year Ended April 30,
provided in the financial statements.           (Unaudited)       2007          2006          2005          2004         2003
Per Share Operating Performance

Net asset value, beginning of period            $      4.43   $      4.92   $      4.57   $      4.96   $      4.07   $      4.91
                                                -----------   -----------   -----------   -----------   -----------   -----------
Investment loss--net**                                (.04)         (.07)         (.09)         (.09)         (.08)         (.08)
Realized and unrealized gain (loss)--net                .51           .41           .88           .07           .97         (.76)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Total from investment operations                        .47           .34           .79         (.02)           .89         (.84)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Less distributions from realized gain--net            (.49)         (.83)         (.44)         (.37)            --            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, end of period                  $      4.41   $      4.43   $      4.92   $      4.57   $      4.96   $      4.07
                                                ===========   ===========   ===========   ===========   ===========   ===========

Total Investment Return*

Based on net asset value per share              11.65%+++++         9.47%      17.50%++        (.09%)        21.87%      (17.11%)
                                                ===========   ===========   ===========   ===========   ===========   ===========
Ratios to Average Net Assets

Expenses                                           2.35%+++         2.36%         2.33%         2.37%         2.33%         2.37%
                                                ===========   ===========   ===========   ===========   ===========   ===========
Investment loss--net                             (1.64%)+++       (1.67%)       (1.77%)       (1.92%)       (1.79%)       (1.84%)
                                                ===========   ===========   ===========   ===========   ===========   ===========

Supplemental Data

Net assets, end of period (in thousands)        $    76,939   $    69,535   $    85,553   $    68,743   $    85,753   $    76,606
                                                ===========   ===========   ===========   ===========   ===========   ===========
Portfolio turnover                                      79%          152%          120%          127%          141%          128%
                                                ===========   ===========   ===========   ===========   ===========   ===========

          * Total investment returns exclude the effects of sales charges.

         ** Based on average shares outstanding.

         ++ In 2006, there was no impact to the Fund's total investment return as a result of a payment by
            Merrill Lynch Investment Managers, L.P. (an affiliate).

        +++ Annualized.

      +++++ Aggregate total investment return.

            See Notes to Financial Statements.



BLACKROCK HEALTHCARE FUND, INC.                                OCTOBER 31, 2007


Financial Highlights (concluded)

                                                                                      Class R

                                                  For the                                                         For the Period
The following per share data and ratios       Six Months Ended                       For the                    January 3, 2003++
have been derived from information            October 31, 2007                 Year Ended April 30,                to April 30,
provided in the financial statements.           (Unaudited)       2007          2006          2005        2004         2003
Per Share Operating Performance

Net asset value, beginning of period            $      4.57   $      5.04   $      4.66   $      5.02   $      4.09   $      4.04
                                                -----------   -----------   -----------   -----------   -----------   -----------
Investment loss--net*                                 (.03)         (.05)         (.06)         (.06)         (.02)         (.01)
Realized and unrealized gain--net                       .52           .42            90           .07           .95           .06
                                                -----------   -----------   -----------   -----------   -----------   -----------
Total from investment operations                        .49           .37           .84           .01           .93           .05
                                                -----------   -----------   -----------   -----------   -----------   -----------
Less distributions from realized gain--net            (.52)         (.84)         (.46)         (.37)            --            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, end of period                  $      4.54   $      4.57   $      5.04   $      4.66   $      5.02   $      4.09
                                                ===========   ===========   ===========   ===========   ===========   ===========

Total Investment Return

Based on net asset value per share              11.81%+++++         9.98%    18.25%++++          .54%        22.74%    1.24%+++++
                                                ===========   ===========   ===========   ===========   ===========   ===========

Ratios to Average Net Assets

Expenses                                           2.01%+++         1.88%         1.80%         1.83%         1.73%      1.84%+++
                                                ===========   ===========   ===========   ===========   ===========   ===========
Investment loss--net                             (1.31%)+++       (1.20%)       (1.20%)       (1.37%)       (1.15%)     (.36%)+++
                                                ===========   ===========   ===========   ===========   ===========   ===========

Supplemental Data

Net assets, end of period (in thousands)        $     8,832   $     6,145   $     4,885   $     1,853   $       473          --**
                                                ===========   ===========   ===========   ===========   ===========   ===========
Portfolio turnover                                      79%          152%          120%          127%          141%          128%
                                                ===========   ===========   ===========   ===========   ===========   ===========

          * Based on average shares outstanding.

         ** Amount is less than $1,000.

         ++ Commencement of operations.

       ++++ In 2006, there was no impact to the Fund's total investment return as a result of a payment by
            Merrill Lynch Investment Managers, L.P. (an affiliate).

        +++ Annualized.

      +++++ Aggregate total investment return.

            See Notes to Financial Statements.



BLACKROCK HEALTHCARE FUND, INC.                                OCTOBER 31, 2007



Notes to Financial Statements (Unaudited)


1. Significant Accounting Policies:
BlackRock Healthcare Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of investments--Equity securities held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") markets, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC markets are valued at the last available asked price. Portfolio securities that are traded both in the OTC markets and on a stock exchange are valued according to the broadest and most representative market.

Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of business on the NYSE. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Fund's Board of Directors or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Fund invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.



BLACKROCK HEALTHCARE FUND, INC.                                OCTOBER 31, 2007



Notes to Financial Statements (continued)


(c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Foreign currency options and futures--The Fund may also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

* Forward foreign exchange contracts--The Fund may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

* Options--The Fund may purchase and write call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(h) Securities lending--The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, the Fund typically receives the income on both the loaned securities and the collateral and, as a result, the Fund's yield may increase. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Fund may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.



BLACKROCK HEALTHCARE FUND, INC.                                OCTOBER 31, 2007



Notes to Financial Statements (continued)


(i) Recent accounting pronouncements--Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation
No. 48, "Accounting for Uncertainty in Income Taxes--an interpretation of
FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S.
and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's tax returns remains open for the years ended April 30, 2004 through April 30, 2007.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards
No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with the Manager. The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of 1.0% of the average daily value of the Fund's net assets.

In addition, the Manager has entered into a Sub-Advisory Agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays the sub-adviser for services it provides a monthly fee at an annual rate equal to a percentage of the management fee paid by the Fund to the Manager.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays each Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                      Service      Distribution
                                          Fee               Fee

Investor A                               .25%                --
Investor B                               .25%              .75%
Investor C                               .25%              .75%
Class R                                  .25%              .25%


Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer (including MLPF&S) for providing shareholder servicing to Investor A, Investor B, Investor C and Class R shareholders. The ongoing distribution fee compensates each Distributor and MLPF&S for providing shareholder servicing and distribution-related services to Investor B, Investor C and Class R shareholders.



BLACKROCK HEALTHCARE FUND, INC.                                OCTOBER 31, 2007



Notes to Financial Statements (continued)



For the six months ended October 31, 2007, FAMD and BDI earned underwriting discounts and direct commissions, and MLPF&S and BDI earned dealer concessions on sales of the Fund's Investor A Shares which totaled $53,087.

For the six months ended October 31, 2007, affiliates received contingent deferred sales charges of $20,623 and $2,612 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $22 relating to transactions subject to front-end sales charge waivers in Investor A Shares.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended October 31, 2007, the following amounts have been accrued by the Fund to reimburse the Manager for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.


                                         Call Center
                                                Fees

Institutional                              $   5,430
Investor A                                 $   2,725
Investor B                                 $   1,119
Investor C                                 $   1,328
Class R                                    $      75


The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. As of October 31, 2007, the Fund lent securities with a value of $8,933,651 to MLPF&S or its affiliates. Pursuant to that order, the Fund has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the six months ended October 31, 2007, BIM received $57,801 in securities lending agent fees.

In addition, MLPF&S received $227,083 in commissions on the execution of portfolio security transactions for the Fund for the six months ended October 31, 2007.

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the Fund's transfer agent.

For the six months ended October 31, 2007, the Fund reimbursed the Manager $3,782 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 2007, were $348,392,634 and $364,523,724, respectively.


4. Short-Term Borrowings:
The Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2007 and was substantially renewed. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .07% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Fund's election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the six months ended October 31, 2007.


5. Commitments:
At October 31, 2007, the Fund had entered into foreign exchange contracts under which it had agreed to sell a foreign currency with an approximate value of $1,352,000.



BLACKROCK HEALTHCARE FUND, INC.                                OCTOBER 31, 2007



Notes to Financial Statements (continued)


6. Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions was $22,472,072 and $(46,379,248) for the six months ended October 31, 2007 and the year ended April 30, 2007, respectively.

Transactions in capital shares for each class were as follows:


                                                                   For the                             For the
                                                               Six Months Ended                       Year Ended
                                                               October 31, 2007                     April 30, 2007

                                                            Shares         Dollar Amount        Shares        Dollar Amount
Institutional Shares

Shares sold                                                   975,211    $     6,805,310        1,680,191   $    11,164,078
Shares issued to shareholders in reinvestment
  of distributions                                          1,433,530          9,533,170        2,574,159        15,775,291
                                                        --------------------------------   --------------------------------
Total issued                                                2,408,741         16,338,480       44,254,350        26,939,369
Shares redeemed                                           (1,788,903)       (12,471,472)      (5,218,571)      (34,370,859)
                                                        --------------------------------   --------------------------------
Net increase (decrease)                                       619,838    $     3,867,008        (964,221)   $   (7,431,490)
                                                        ================================   ================================


Investor A Shares

Shares sold and automatic conversion of shares              4,001,494    $    25,054,471        5,529,150   $   33,428,253*
Shares issued to shareholders in reinvestment
  of distributions                                          1,928,422         11,532,101        3,406,307        18,923,333
                                                        --------------------------------   --------------------------------
Total issued                                                5,929,916         36,586,572        8,935,457        52,351,586
Shares redeemed                                           (3,431,797)       (21,453,544)      (9,662,117)      (57,886,509)
                                                        --------------------------------   --------------------------------
Net increase (decrease)                                     2,498,119    $    15,133,028        (726,660)   $   (5,534,923)
                                                        ================================   ================================


Investor B Shares

Shares sold                                                   587,706    $     2,493,338        1,243,186   $     5,325,187
Shares issued to shareholders in reinvestment
  of distributions                                          1,488,137          5,982,366        3,689,599        14,366,476
                                                        --------------------------------   --------------------------------
Total issued                                                2,075,843          8,475,704        4,932,785        19,691,663
                                                        --------------------------------   --------------------------------
Shares redeemed and automatic conversion of shares        (3,390,562)       (14,535,660)     (11,030,047)      (46,535,654)
                                                        --------------------------------   --------------------------------
Total redeemed                                            (3,390,562)       (14,535,660)     (11,030,047)      (46,535,654)
                                                        --------------------------------   --------------------------------
Net decrease                                              (1,314,719)    $   (6,059,956)      (6,097,262)   $  (26,843,991)
                                                        ================================   ================================


 * In September 2006, certain brokerages, including a wholly owned subsidiary of Merrill Lynch, entered into a remediation agreement with a regulatory organization, which among other things, permitted certain shareholders of Investor B Shares to convert their shares into the Fund's Investor A
   Shares. As a result, a wholly owned subsidiary of Merrill Lynch supplemented the Investor A Share purchase by approximately $61,000.



BLACKROCK HEALTHCARE FUND, INC.                                OCTOBER 31, 2007



Notes to Financial Statements (concluded)


                                                                   For the                             For the
                                                               Six Months Ended                       Year Ended
                                                               October 31, 2007                     April 30, 2007

                                                            Shares         Dollar Amount        Shares        Dollar Amount
Investor C Shares

Shares sold                                                 2,094,155    $     8,839,586        2,129,339   $     9,034,668
Shares issued to shareholders in reinvestment
  of distributions                                          1,704,632          6,818,579        3,078,519        11,960,130
                                                        --------------------------------   --------------------------------
Total issued                                                3,798,787         15,658,165        5,207,858        20,994,798
Shares redeemed                                           (2,033,560)        (8,651,228)      (6,907,028)      (29,145,267)
                                                        --------------------------------   --------------------------------
Net increase (decrease)                                     1,765,227    $     7,006,937      (1,699,170)   $   (8,150,469)
                                                        ================================   ================================


Class R Shares

Shares sold                                                   827,202    $     3,585,612          870,793   $     3,790,289
Shares issued to shareholders in reinvestment
  of distributions                                            179,220            736,596          210,784           840,798
                                                        --------------------------------   --------------------------------
Total issued                                                1,006,422          4,322,208        1,081,577         4,631,087
Shares redeemed                                             (404,463)        (1,797,153)        (707,165)       (3,049,462)
                                                        --------------------------------   --------------------------------
Net increase                                                  601,959    $     2,525,055          374,412   $     1,581,625
                                                        ================================   ================================


7. Subsequent Event:
The Fund paid an ordinary income dividend in the amount of $.272835 per Institutional Share, $.264683 per Investor A Share, $.242334 per Investor B Share, $.247478 per Investor C Share and $.257158 per Class R Share on December 13, 2007 to shareholders of record on December 11, 2007.

The Fund paid a long-term capital gain distribution in the amount of $.149800 per Institutional Share, $.149800 per Investor A Share, $.149800 per Investor B Share, $.149800 per Investor C Share and $.149800 per Class R Share on December 13, 2007 to shareholders of record on December 11, 2007.



BLACKROCK HEALTHCARE FUND, INC.                                OCTOBER 31, 2007



Officers and Directors as of October 31, 2007


Robert C. Doll, Jr., Fund President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Jean Margo Reid, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Donald C. Burke, Vice President and Treasurer
Karen Clark, Chief Compliance Officer
Howard Surloff, Secretary


Custodian
JPMorgan Chase Bank, N.A.
3 Chase Metrotech Center
Brooklyn, NY 11245


Transfer Agent
PFPC Inc.
Wilmington, DE 19809


Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540


Independent Registered Public
Accounting Firm
Deloitte & Touche llp
Princeton, NJ 08540


Legal Counsel
Sidley Austin llp
New York, NY 10019



Proxy Results


During the six-month period ended October 31, 2007, the shareholders of BlackRock Healthcare Fund, Inc. voted on the following proposal, which was approved at a special shareholders' meeting on September 7, 2007. This proposal was a part of the reorganization of the Fund's Board of Directors to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:



                                                                            Shares Voted         Shares Withheld
                                                                                For                From Voting
To elect the Fund's Board of Directors:      David O. Beim                   60,515,916             2,948,868
                                             Richard S. Davis                60,528,174             2,936,610
                                             Ronald W. Forbes                60,517,960             2,946,824
                                             Henry Gabbay                    60,523,912             2,940,872
                                             Dr. Matina Horner               60,516,319             2,948,465
                                             Rodney D. Johnson               60,517,086             2,947,698
                                             Herbert I. London               60,517,929             2,946,855
                                             Cynthia A. Montgomery           60,530,035             2,934,749
                                             Joseph P. Platt, Jr.            60,528,981             2,935,803
                                             Robert C. Robb, Jr.             60,528,736             2,936,048
                                             Toby Rosenblatt                 60,514,460             2,950,324
                                             Kenneth L. Urish                60,528,114             2,936,670
                                             Frederick W. Winter             60,527,437             2,937,347



BLACKROCK HEALTHCARE FUND, INC.                                OCTOBER 31, 2007



BlackRock Fund Information


BlackRock Privacy Principles


BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.



Availability of Additional Information


Electronic copies of most financial reports and prospectuses are available on the Fund's Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock Web site
   at http://www.blackrock.com/edelivery

2) Select "eDelivery" under the "More Information" section

3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at
(800) 441-7762.



BLACKROCK HEALTHCARE FUND, INC.                                OCTOBER 31, 2007



BlackRock Fund Information (concluded)


Availability of Additional Information (concluded)


Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Directors. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our Web site at www.blackrock.com, by calling (800) 441-7762, or on the Web site of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov.


Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by the Fund's previous manager during the most recent 12-month period ended June 30 is available, upon request and without charge, on our Web site at www.blackrock.com, by calling (800) 441-7762 or on the Web site of the Commission at http://www.sec.gov.


Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's Web site at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.



Shareholder Privileges


Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.


Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.


Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.


Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.



BLACKROCK HEALTHCARE FUND, INC.                                OCTOBER 31, 2007



A World-Class Mutual Fund Family


BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.


Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio++
BlackRock Balanced Capital Fund++
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Twenty Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund++
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology
  Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund


Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government
  Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund


Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund


Target Risk & Target Date Funds

BlackRock Prepared Portfolios
  Conservative Prepared Portfolio
  Moderate Prepared Portfolio
  Growth Prepared Portfolio
  Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
  Prepared Portfolio 2010
  Prepared Portfolio 2015
  Prepared Portfolio 2020
  Prepared Portfolio 2025
  Prepared Portfolio 2030
  Prepared Portfolio 2035
  Prepared Portfolio 2040
  Prepared Portfolio 2045
  Prepared Portfolio 2050


 * See the prospectus for information on specific limitations on investments in the fund.

++ Mixed asset fund.


BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


BLACKROCK HEALTHCARE FUND, INC.                                OCTOBER 31, 2007


Item 2 -   Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - The
           registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -  Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Healthcare Fund, Inc.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer of
       BlackRock Healthcare Fund, Inc.


Date: December 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Healthcare Fund, Inc.


Date: December 19, 2007

By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       BlackRock Healthcare Fund, Inc.


Date: December 19, 2007